Interim Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Schwab [member]	Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares and other equity instruments [member]	Contributed Surplus [Member]	Retained earnings [member]	Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares and other equity instruments [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Schwab [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Financial Assets At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Equity Securities At Fair Value Through Other Comprehensive Income [Member]	Equity attributable to owners of parent [member]
Balance at beginning of period at Oct. 31, 2021			$ 23,066	$ 5,700	$ (152)	$ (10)	$ 173	$ 63,944					$ 14	$ 5,230	$ 1,930	$ 510	$ 181
Disclosure of classes of share capital [line items]
Net premium (discount) on sale of treasury instruments							8
Issuance of stock options, net of options exercised			76				3
Shares issued as a result of dividend reinvestment plan			122
Purchase of shares for cancellation and other			(94)
Purchase of shares					(2,936)
Purchase of shares and other equity instruments						(29)
Sale of shares and other equity instruments						33
Sale of shares					2,900
Other							(36)
Net income attributable to equity instrument holders								3,733
Preferred dividends and distributions on other equity instruments									$ (1,622)	$ (43)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 13)								(670)
Remeasurement gain/(loss) on employee benefit plans	$ 278							278
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								1
Other comprehensive income (loss)	(205)															(203)
Allowance for credit losses	(2)															(2)
Other comprehensive income (loss)																	65
Reclassification of loss/(gain) to retained earnings																	(1)
Other comprehensive income (loss)	(12)												(12)
Other comprehensive income (loss)	1,591													1,591
Other comprehensive income (loss)	(606)														(606)
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ (397)										$ (1,165)
Balance at end of period at Jan. 31, 2022			23,170	5,700	(188)	(6)	148	65,621			$ 7,532		2	6,821	1,324	305	245	$ 101,977
Balance at beginning of period at Oct. 31, 2022	111,383		24,363	11,253	(91)	(7)	179	73,698					78	12,048	(5,717)	(476)	23
Disclosure of classes of share capital [line items]
Net premium (discount) on sale of treasury instruments							3
Issuance of stock options, net of options exercised			26				10
Shares issued as a result of dividend reinvestment plan			705
Purchase of shares					(1,816)
Purchase of shares and other equity instruments						(141)
Sale of shares and other equity instruments						139
Sale of shares					1,804
Other							(7)
Net income attributable to equity instrument holders								1,582
Preferred dividends and distributions on other equity instruments									$ (1,746)	$ (83)
Remeasurement gain/(loss) on employee benefit plans	52							52
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								(2)
Other comprehensive income (loss)	171															172
Allowance for credit losses	(1)															(1)
Other comprehensive income (loss)																	7
Reclassification of loss/(gain) to retained earnings																	2
Other comprehensive income (loss)	(177)												(177)
Other comprehensive income (loss)	(2,040)													(2,040)
Other comprehensive income (loss)	1,725														1,725
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ 247										$ (3,721)
Balance at end of period at Jan. 31, 2023	$ 111,844		$ 25,094	$ 11,253	$ (103)	$ (9)	$ 185	$ 73,501			$ 1,923		$ (99)	$ 10,008	$ (3,992)	$ (305)	$ 32	$ 111,844